EMPLOYEE RELATED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Postretirement Medical Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Components of Net Periodic Benefit Cost Recognized in Other Comprehensive Income (Loss)
	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
Net periodic benefit cost
Service cost	$146	$193	$177
Interest cost	399	573	512
Expected return on the plan's assets	--	--	--
Amortization of transition obligation (asset)	--	--	--
Amortization of prior service costs	(244)	114	--
Amortization of net (gain) or loss	--	109	48
Total net periodic benefit cost	$301	$989	$737
Other changes in plan assets and benefits obligations recognized in other comprehensive income
Prior service cost for the period	$(3,851)	$(990)	$376
Net (gain) or loss for the period	(1,355)	(1,752)	643
Amortization of transition obligation (asset)	--	--	--
Amortization of prior service costs	244	(114)	--
Amortization of net (gain) or loss	--	(109)	(48)
Total recognized in other comprehensive income	$(4,962)	$(2,965)	$971
Total recognized in net periodic benefit cost and other comprehensive income	$(4,661)	$(1,976)	$1,708
Weighted average assumptions used:
Discount rate	5.20%	5.90%	6.30%
Expected return on plan assets	N/A	N/A	N/A
Rate of compensation increases	N/A	N/A	N/A
Assumed health care cost trend rates:
Health care cost trend rate assumed for current year (Pre-65/Post-65)	8.25%/57.00%	10.00%/21.00%	10.00%
Ultimate rate (Pre-65/Post-65)	5.00%/5.00%	5.00%/5.00%	5.00%
Year the ultimate rate is reached (Pre-65/Post-65)	2021/2019	2021/2019	2017
Measurement date	December 31, 2012	December 31, 2011	December 31, 2010

Schedule of Impact of One-Percentage-Point Change in Assumed Health Care Cost
	Increase	Decrease
Effect on service cost and interest cost	$93	$(75)
Effect on postretirement benefit obligation	$200	$(158)

Schedule of Components of Change in Benefit Obligation, Change in Plan Assets Funded Status
	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
Change in benefit obligation:
Benefit obligation at beginning of period	$7,749	$9,811	$8,232
Service cost	146	193	177
Interest cost	399	573	512
Benefits paid	(93)	(86)	(129)
Change in plan provisions	(3,851)	(990)	376
Actuarial loss (gain)	(1,355)	(1,752)	643
Benefit obligation end of period	$2,995	$7,749	$9,811
Change in plan assets:
Fair value of plan assets at beginning of period	$--	$--	$--
Actual return on plan assets	--	--	--
Employer contribution	93	86	129
Benefits paid	(93)	(86)	(129)
Fair value of plan assets at end of period	$--	--	--
Funded status	$(2,995)	$(7,749)	$(9,811)

Schedule of Amounts Recognized in Statement of Financial Position
	As of December 31, 2012	As of December 31, 2011	As of December 31, 2010
Amounts recognized in statement of financial position:
Non-current assets	$--	$--	$--
Current liabilities	(132)	(137)	(200)
Non-current liabilities	(2,863)	(7,612)	(9,611)
Net amount recognized	$(2,995)	$(7,749)	$(9,811)
Weighted average assumptions used:
Discount rate	4.30%	5.20%	5.90%
Rate of compensation increases	N/A	N/A	N/A
Assumed health care cost trend rates:
Health care cost trend rate assumed for next year (Pre 65/ Post 65)	8.25%/35.00%	8.25%/57.0%	10.0%/21.0%
Ultimate rate (Pre 65/ Post 65)	5.00%/5.00%	5.00%/5.00%	5.00%/5.00%
Year the ultimate rate is reached (Pre 65/ Post 65)	2022/2022	2021/2019	2021/2019

Schedule of Future Benefit Payments
Fiscal Year	Other Benefits
2013	$132
2014	128
2015	106
2016	109
2017	128
2018 - 2021	$786

Pension Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Components of Net Periodic Benefit Cost Recognized in Other Comprehensive Income (Loss)
	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
Net periodic benefit cost
Service cost	$--	$--	$106
Interest cost	761	736	729
Expected return on plan assets	(817)	(810)	(693)
Amortization of transition obligation (asset)	--	--	--
Amortization of prior service costs	--	--	--
Amortization of net (gain) or loss	70	--	--
Total net periodic benefit cost	$14	$(74)	$142
Other changes in plan assets and benefits obligations recognized in other comprehensive income
Prior service cost for the period	$--	$--	$--
Net (gain) or loss for the period	1,000	2,468	(85)
Amortization of transition obligation (asset)	--	--	--
Amortization of prior service costs	--	--	--
Amortization of net (gain) or loss	(70)	--	--
Total recognized in other comprehensive income	$930	$2,468	$(85)
Total recognized in net periodic benefit cost and other comprehensive income	$944	$2,394	$57
Weighted average assumptions used:
Discount rate	5.10%	5.70%	6.20%
Expected return on plan assets	7.50%	7.50%	7.50%
Rate of compensation increases	N/A	N/A	N/A

Schedule Of Change In Benefit Obligation, Change In Plan Assets, Plan Funded Status, Amounts Recognized In Statement Of Financial Position And Weighted Average Assumptions Used [Table Text Block]
	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
Change in benefit obligation:
Benefit obligation at beginning of period	$15,134	$13,105	$11,939
Service cost	--	--	106
Interest cost	761	736	729
Benefits paid	(293)	(273)	(265)
Change in plan provisions	--	--	--
Actuarial loss (gain)	1,670	1,566	596
Benefit obligation end of period	$17,272	$15,134	$13,105
Change in plan assets
Fair value of plan assets at beginning of period	$10,842	$10,742	$9,253
Actual return on plan assets	1,488	(92)	1,375
Employer contribution	506	465	379
Benefits paid	(293)	(273)	(265)
Fair value of plan assets at end of period	$12,543	$10,842	$10,742
Funded status	$(4,729)	$(4,292)	$(2,363)
Accumulated benefit obligation	$(17,272)	$(15,134)	$(13,105)
Amounts recognized in statement of financial position
Non-current assets	$--	$--	$--
Current liabilities	--	--	--
Non-current liabilities	(4,729)	(4,292)	(2,363)
Net amount recognized	$(4,729)	$(4,292)	$(2,363)
Weighted average assumptions used
Discount rate	4.30%	5.10%	5.70%
Expected return on plan assets	7.50%	7.50%	7.50%
Rate of compensation increases	N/A	N/A	N/A

Schedule of Future Benefit Payments
Fiscal Year	Other Benefits
2013	$484
2014	567
2015	627
2016	683
2017	740
2018- 2021	$4,480

Schedule of Estimated Amounts in Accumulated Other Comprehensive Income to be Recognized over the Next Fiscal Year
	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
Estimated amounts that will be amortized from accumulated other comprehensive income in the next fiscal year ending :
Transition obligation (asset)	$--	$--	$--
Prior service cost	--	--	--
Net actuarial (gain) or loss	$97	$70	$--

Schedule of Weighted Average Asset Allocations
Asset Category:	December 31, 2012	Target allocation 2013
Equity securities	79%	65%-75%
Debt securities	21%	25%-35%
Real estate	0%	0%
Other	0%	0%
Total	100%	100%